Revenue Recognition	3 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue Recognition

16. Revenue Recognition

Disaggregation of Revenue

The following table provides information about disaggregated revenue by category, geographical market and timing of revenue recognition:

	Three Months Ended March 31,
	2024	2023
Revenue by category:
Digital revenue
Digital advertising	$22,748	$19,093
Digital subscriptions	2,334	3,661
Licensing and syndication revenue	2,300	3,351
Other digital revenue	1,286	551
Total digital revenue	28,668	26,656
Print revenue
Print advertising	-	656
Print subscriptions	273	1,106
Total print revenue	273	1,762
Total	$28,941	$28,418
Revenue by geographical market:
United States	$27,411	$27,319
Other	1,530	1,099
Total	$28,941	$28,418
Revenue by timing of recognition:
At point in time	$26,607	$24,757
Over time	2,334	3,661
Total	$28,941	$28,418

For the three months ended March 31, 2024 and 2023, disaggregated revenue represents revenue from continuing operations.

Contract Balances

The timing of the Company’s performance under its various contracts often differs from the timing of the customer’s payment, which results in the recognition of a contract asset or a contract liability. A contract asset is recognized when a good or service is transferred to a customer and the Company does not have the contractual right to bill for the related performance obligations. A contract liability is recognized when consideration is received from the customer prior to the transfer of goods or services.

The following table provides information about contract balances:

	As of
	March 31, 2024 (unaudited)	December 31, 2023
Unearned revenue (short-term contract liabilities):
Digital revenue	$12,370	$16,938
Unearned revenue (long-term contract liabilities):
Digital revenue	$624	$542

Unearned Revenue – Unearned revenue, also referred to as contract liabilities, include payments received in advance of performance under certain contracts and are recognized as revenue over time. The Company records contract liabilities as unearned revenue on the condensed consolidated balance sheets.